NOTE 26 - Operating segments: Schedule of Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Segment information

Segment information

	For the year ended December 31, 2024
	Products	CDMO Services	Total
Revenues	24,906	282	25,188
Cost of revenues	11,061	185	11,246
Segment loss	5,797	1,192	6,989
Finance expense, net			5,916
Tax expenses			8
Net loss and comprehensive loss			12,913

	For the year ended December 31, 2023
	Products	CDMO Services	Total
Revenues	12,672	-	12,672
Cost of revenues	7,039	-	7,039
Segment loss	9,966	-	9,966
Finance expense, net			2,598
Tax expenses			-
Net loss and comprehensive loss			12,564